Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	AMEREN CORPORATION
Entity Incorporation, State or Country Code	MO
Entity File Number	1-14756
Entity Tax Identification Number	43-1723446
Entity Address, Address Line One	1901 Chouteau Avenue
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63103
City Area Code	(314)
Local Phone Number	621-3222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol(s)	AEE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001002910
Amendment Flag	false